Long-Term borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term borrowings
Schedule of borrowing agreements

		Unamortized	Outstanding
		Deferred	Net of Loan
		Financing Fees	Financing Fees
	Outstanding Balance as	as of June 30,	as of June 30,	Interest Rate
Vessel	of June 30, 2026	2026	2026	(SOFR(S)+Margin)
Milos	$28,175,000	100,703	28,074,297	S+1.75%
Poliegos	24,888,000	187,887	24,700,113	S+1.60%
Kimolos	25,600,000	75,444	25,524,556	S+1.90%
Folegandros	25,600,000	75,444	25,524,556	S+1.90%
Nissos Sikinos	33,337,500	168,935	33,168,565	S+1.85%
Nissos Sifnos	33,337,500	170,155	33,167,345	S+1.85%
Nissos Piperi	44,475,000	265,017	44,209,983	S+1.30%
Nissos Serifopoula	44,475,000	206,967	44,268,033	S+1.30%
Nissos Tigani	45,000,000	331,850	44,668,150	S+1.20%
Nissos Rhenia	50,000,000	316,052	49,683,948	S+1.25%
Nissos Despotiko	50,000,000	421,451	49,578,549	S+1.30%
Nissos Donoussa	50,035,000	732,988	49,302,012	S+1.65%
Nissos Kythnos	51,674,584	150,994	51,523,590	S+1.40%*
Nissos Keros	35,400,000	104,334	35,295,666	S+1.90%
Nissos Anafi	61,000,000	340,422	60,659,578	S+1.40%
Nissos Kea	61,400,000	366,097	61,033,903	S+1.35%
Nissos Nikouria	62,400,000	339,232	62,060,768	S+1.40%
Total	$726,797,584	4,353,972	722,443,612	S+1.49%
Other Finance-lease liabilities			50,171
Total			722,493,783

*Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information. (Note 12 of the 2025 Annual Report).

Schedule of lease liabilities with respect to the Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2026	2025
Office space	$50,171	$60,740
Total	$50,171	$60,740

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2026	2025
No later than one year	$24,965	$24,965
Later than one year and not later than five years	29,125	41,607
Total undiscounted cash flows	$54,090	$66,572
Less: Imputed interest	(3,919)	(5,832)
Carrying value of operating lease liabilities	50,171	60,740

Schedule of debt

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2025	portion	long-term borrowings	Total
Outstanding loan balance	$472,910,730	$136,860,673	$609,771,403
Loan financing fees	(2,365,986)	(2,366,260)	(4,732,246)
Total	$470,544,744	$134,494,413	$605,039,157

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2026	portion	long-term borrowings	Total
Outstanding loan balance	$673,983,876	$52,813,708	$726,797,584
Loan financing fees	(3,226,281)	(1,127,691)	(4,353,972)
Total	$670,757,595	$51,686,017	$722,443,612

The borrowings are repayable as follows:

USD	As of June 30, 2026	As of December 31, 2025
No later than one year	$52,813,708	$136,860,673
Later than one year and not later than five years	375,933,876	338,510,730
Thereafter	298,050,000	134,400,000
Total	$726,797,584	$609,771,403
Less: Amounts due for settlement within 12 months	(52,813,708)	(136,860,673)
Long-term borrowings, net of current portion	$673,983,876	$472,910,730